ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2015
ORGANIZATION AND PRINCIPAL ACTIVITIES [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

KongZhong Corporation ("KongZhong") was incorporated under the laws of the Cayman Islands on May 6, 2002. KongZhong and its consolidated entities (collectively, the "Company") provide internet games services, mobile games services and wireless interactive entertainment, media and community value-added services to customers of the telecommunications operators.

As of December 31, 2015, details of the Company's significant majority-owned subsidiaries and VIEs are as follows:

	Incorporation or	Shareholder/	Legal
Name	acquisition date/place	nominee owner	ownership	Principal activities
			%
Subsidiaries:

KongZhong Information Technologies (Beijing) Co., Ltd ("KongZhong Beijing")	July 2002 People's Republic of China ("PRC")	KongZhong	100	Providing consulting and technology services

KongZhong China Co., Ltd. ("KongZhong China")	June 2005 the PRC	KongZhong	100	Providing consulting and technology services

Success Blueprint Limited ("Success Blueprint")	October 2009 British Virgin Islands	KongZhong	100	Providing novel license to overseas

Dacheng Holdings Limited ("Dacheng Holdings")	January 2010 Cayman Islands	KongZhong	100	Providing internet games services

Dacheng Investment (Hong Kong) Limited ("Dacheng Hong Kong")	January 2010 Hong Kong	KongZhong	100	Providing internet games services

Noumena Innovation (BVI) Ltd. ("Noumena")	March 2012 British Virgin Islands	KongZhong	100	Providing smart mobile games services

Noumena Productions limited	March 2012 Hong Kong	Noumena	100	Providing smart mobile games services

KongZhong (Singapore) Pte. Ltd.	November 2014 Singapore	KongZhong China	100	Providing mobile games and internet games services

VIEs:

Beijing AirInbox Information Technologies Co., Ltd. ("Beijing	April 2002 the PRC	Linguang Wu	45	Providing wireless
AirInbox")		SonglinYang	42	value-added services
		Guijun Wang	10	to mobile phone users
		Zhen Huang	3

Beijing Wireless Interactive Network Technologies Co., Ltd.	February 2005 the PRC	Yang Yang	40	Providing wireless
("Beijing WINT")		Jingye Sun	30	value-added services
		Li Ai	30	to mobile phone users

Beijing Chengxitong Information Technology Co., Ltd ("Beijing	November 2005 the PRC	Yang Li	90	Providing wireless
Chengxitong")		Xuelei Wu	10	value-added services
				to mobile phone users

	Incorporation or	Shareholder/	Legal
Name	acquisition date/place	nominee owner	ownership	Principal activities
			%

Beijing Xinrui Network Technology Co., Ltd. ("Beijing Xinrui")	January 2006 the PRC	Guijun Wang	51	Providing wireless
		Yang Li	49	value-added services
				to mobile phone users

Shanghai Mailifang Communication Co., Ltd. ("Shanghai	March 2009 the PRC	Xu Guo	90	Mobile games developing services
Mailifang")		Yang Yang	10

Xiamen Xinreli Technology Co., Ltd. ("Xiamen Simlife")	June 2009 the PRC	Tao Jia	80	Providing wireless
		Junhong Chen	20	value-added services
				to mobile phone users

Shanghai Dacheng Network Technology Co., Ltd. ("Shanghai	January 2010 the PRC	Leilei Wang	59	Providing internet games services
Dacheng")		Zhen Yang	41

Subsidiaries of VIE:

Beijing Boya Wuji Technologies Co., Ltd.	March 2004 the PRC	Beijing AirInbox	100	Providing internet games services

Tianjin Mammoth Technologies Co., Ltd. ("Tianjin Mammoth")	May 2005 the PRC	Beijing AirInbox	95	Mobile games developing services
		Beijing WINT	5

Beijing Shiyuan Leya Culture Communication Co., Ltd.	July 2008 the PRC	Beijing Xinrui	100	Providing wireless
				value-added services to
				mobile phone users

Nanjing Net Book Culture Co., Ltd.	October 2009 the PRC	Beijing Chengxitong	100	Providing internet novel services

Beijing Yin'ao Fulai Culture Development Co., Ltd.,	May 2012 the PRC	Beijing Xinrui	100	Providing wireless
				value-added services to
				mobile phone users

Beijing Shangshu Boer Culture Communication Co., Ltd.,	July 2012 the PRC	Beijing Xinrui	100	Providing wireless
				value-added services to
				mobile phone users

Shanghai KongZhong Brilliant Game Co., Ltd. ("KongZhong	July 2012 the PRC	Shanghai Dacheng	100	Providing internet games services
Brilliant")

KongZhongWang JP Co., Ltd.	June 2014 Japan	Shanghai Dacheng	100	Providing mobile games services

Dacheng (Singapore) Pte. Ltd.	November 2014 Singapore	Shanghai Dacheng	100	Providing mobile games and internet
				games services

Shanghai Star E-Sport Network Technology Co., Ltd ("Star E-	December 2015 the PRC	Shanghai Dacheng	100	Providing mobile games and internet
Sports")				games services

The VIE arrangements

PRC laws, rules and regulations currently restrict foreign ownership of business entities providing value-added telecommunications services in the PRC where certain licenses are required for the provision of such services. To comply with these regulations, the Company conducts the majority of its activities through its VIEs and their subsidiaries.

The VIEs hold the requisite licenses and permits necessary to conduct the Company's value-added telecommunications business. KongZhong Beijing or KongZhong China (collectively, the "Foreign Owned Subsidiaries") have entered into the following contractual arrangements with Beijing AirInbox, Beijing WINT, Beijing Chengxitong, Shanghai Mailifang, Xiamen Simlife, Beijing Xinrui and Shanghai Dacheng (collectively the "VIE Companies"), that enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs. Accordingly, the Company is considered the primary beneficiary of the VIEs and has consolidated the VIEs' financial results of operations, assets and liabilities in the Company's consolidated financial statements.

Name of Foreign Owned Subsidiaries	Name of VIE Companies

KongZhong Beijing	Beijing AirInbox
KongZhong Beijing	Beijing WINT
KongZhong Beijing	Beijing Chengxitong
KongZhong Beijing	Shanghai Mailifang
KongZhong Beijing	Xiamen Simlife
KongZhong China	Beijing Xinrui
KongZhong China	Shanghai Dacheng

In making the conclusion that the Company is the primary beneficiary of the VIE Companies, the Company believes the Company's rights under the terms of the exclusive option agreements provide it with a substantive kick out right. More specifically, the Company believes the terms of the exclusive option agreements are exercisable and legally enforceable under PRC laws, rules and regulations currently in effect. A simple majority vote of the Company's board of directors is required to pass a resolution to exercise the Company's rights under the exclusive option agreements, for which consent of the shareholders of VIE Companies is not required. The Company's rights under the exclusive option agreements give the Company the power to control the shareholders of VIE Companies and thus the power to direct the activities that most significantly impact the VIE Companies' economic performance. In addition, the Company's rights under the powers of attorney also reinforce the Company's abilities to direct the activities that most significantly impact the VIE Companies' economic performance. The Company also believes that this ability to exercise control ensures that the VIE Companies will continue to execute and renew services agreements and pay service fees to the Company. The technical and consulting services agreements are automatically renewed and may only be terminated at the Company's sole discretion. The Company has the sole discretion to determine the amounts of the technical and consulting service fees. As a result, the Company believes that it has the rights to receive substantially all of the economic benefits from the VIE Companies.

•	Agreements that provide the Foreign Owned Subsidiaries effective control over the VIE Companies

Business operation agreement The Foreign Owned Subsidiaries have entered into business operation agreements with the VIE Companies and their respective shareholders, respectively. Pursuant to these agreements, the VIE companies and their respective shareholders agreed to appoint individuals designated by the Foreign Owned Subsidiaries to the management team of the VIE Companies and to refrain from taking certain actions that may materially affect these VIE Companies' operations.

The business operation agreements of Beijing AirInbox and Xiamen Simlife will expire in 2016 and 2024, respectively. The business operation agreement of Beijing AirInbox will be automatically extended for another ten years unless KongZhong Beijing writes to terminate the agreement three months before the expiration of the agreement. The business operation agreement of Xiamen Simlife will be automatically extended for another ten years unless KongZhong Beijing writes to terminate the agreement three months before the expiration of the agreement. The business operation agreements of the remaining VIEs do not contain any expiration date. The termination of the agreements requires thirty day written notice from the Foreign Owned Subsidiaries. The VIEs have no authority to terminate the business operation agreements.

Power of attorney Each of the shareholders of the VIE Companies has also executed an irrevocable power of attorney in favor of individuals designated by the Foreign Owned Subsidiaries. Pursuant to these powers of attorney, those designated individuals have full power and authority to exercise all of such shareholders' rights with respect to their equity interests in the VIE Companies. The power of attorney has no expiration date.

Exclusive option agreement Each of the VIE Companies and their respective shareholders has also entered into an exclusive share option agreement with the respective Foreign Owned Subsidiaries. Pursuant to these agreements, each of the shareholders of the VIE Companies has granted an exclusive option to the Foreign Owned Subsidiaries or their designees to purchase all or part of such shareholder's equity interest in the VIE Companies, at a purchase price equal to the respective capital of the VIE companies or a price required under PRC laws at the time of such purchase.

Equity pledge agreement Each of the shareholders of the VIE Companies has also entered into an equity pledge agreement with the respective Foreign Owned Subsidiaries, pursuant to which these shareholders pledged their respective interests in the VIE Companies to guarantee the performance of such VIE Companies' payment obligations under the respective exclusive technical and consulting services agreements.

•	Agreements that transfer economic benefits to the Foreign Owned Subsidiaries

Exclusive technical and consulting services agreement The Foreign Owned Subsidiaries have entered into exclusive technical and consulting services agreements with the VIE Companies, respectively. Pursuant to these technical and consulting services agreements, the Foreign Owned Subsidiaries provide certain technical and consulting services to the VIE Companies in exchange for service fees. The Foreign Owned Subsidiaries have the sole discretion to determine the amounts of the technical and consulting services fee.

The exclusive technical and consulting services agreements of Beijing AirInbox, Shanghai Mailifang, Beijing Xinrui and Shanghai Dacheng will expire in 2024, 2019, 2019 and 2020, respectively. The exclusive technical and consulting services agreements of these VIEs will be automatically extended for another ten years unless the relevant Foreign Owned Subsidiaries write to terminate the agreements three months before the expiration of the agreements. The technical and consulting services agreements of the remaining VIEs do not contain any expiration provision.

The agreements may be terminated only at the option of the Foreign Owned Subsidiaries and the VIEs have no authority to terminate the exclusive technical and consulting services agreements.

Risks in relation to the VIE structure

The Company believes that the contractual arrangements with VIE Companies and their subsidiaries and their current shareholders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company's ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

•	Revoke the business and operating licenses of the Foreign Owned Subsidiaries, VIE Companies and their subsidiaries;
•	Discontinue or restrict the operations of any related-party transactions among the Foreign Owned Subsidiaries, VIE Companies and their subsidiaries;
•	Impose fines or other requirements on the Foreign Owned Subsidiaries, VIE Companies and their subsidiaries;
•	Require the Company or Foreign Owned Subsidiaries, VIE Companies and their subsidiaries to revise the relevant ownership structure or restructure operations; and/or
•	Restrict or prohibit the Company's use of the proceeds of the additional public offering to finance the Company's business and operations in China.

The Company's ability to conduct its business may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, the Company may not be able to consolidate VIE Companies and their subsidiaries in its consolidated financial statements as it may lose the ability to exert effective control over VIE Companies and their subsidiaries and their shareholder, and it may lose the ability to receive economic benefits from VIE Companies and their subsidiaries.

The interests of the shareholders of the VIE Companies may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIE Companies not to pay the service fees when required to do so. The Company cannot assure that when conflicts of interest arise, shareholders of the VIE Companies will act in the best interests of the Company or that conflicts of interests will be resolved in the Company's favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest. The shareholders of VIE Companies may encounter in their capacity as beneficial owners and directors of VIE Companies, on the one hand, and as beneficial owners and directors of the Company, on the other hand. The Company believes the shareholders of VIE Companies will not act contrary to any of the contractual arrangements and the exclusive option agreements provide the Company with a mechanism to remove the current shareholders of VIE Companies should they act to the detriment of the Company. The Company relies on certain current shareholders of VIE Companies, as directors and executive officers of the Company, to fulfill their fiduciary duties and abide by laws of the PRC and Cayman Islands and act in the best interest of the Company. If the Company cannot resolve any conflicts of interest or disputes between the Company and the shareholders of VIE Companies, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

The Company's ability to control the VIE Companies also depends on the powers of attorney the Foreign Owned Subsidiaries have to vote on all matters requiring shareholder approvals in the VIE Companies. As noted above, the Company believes the powers of attorney are legally enforceable but may not be as effective as direct equity ownership.

The following financial statement amounts and balances of KongZhong's VIEs were included in the accompanying consolidated financial statements:

	As of December 31,
	2014	2015

Total current assets	$134,777,487	$128,036,594
Total assets	$211,055,266	$152,077,211
Total current liabilities	$50,862,163	$51,092,767
Total liabilities	$60,722,163	$51,092,767

	For the years ended December 31,
	2013	2014	2015

Revenues	$168,999,541	$217,859,413	$174 ,098,045
Net income (loss)	$16,439,680	$22,996,737	$(14,850,655)

	For the years ended December 31,
	2013	2014	2015

Net cash provided by operating activities	$28,830,017	$26,682,007	$35,146,076
Net cash (used in) provided by investing activities	$(38,188,141)	$28,503,343	$(18,783,750)
Net cash (used in) financing activities	$(6,588,420)	$(21,201,273)	$(10,396,162)

The VIEs contributed an aggregate of 97.3%, 95.7% and 97.2% of the consolidated revenues for the year ended December 31, 2013, 2014 and 2015, respectively. The Company's operations not conducted through contractual arrangements with the VIEs primarily consist of its non-carrier billing channels business. As of December 31, 2014 and 2015, the VIEs accounted for an aggregate of 48.8% and 36.3%, respectively, of the consolidated total assets, and 54.9% and 47.8%, respectively, of the consolidated total liabilities. The assets not associated with the VIEs primarily consist of cash and cash equivalents, goodwill and intangible assets.

There are no consolidated VIEs' assets that are collateral for the VIEs' obligations and can only be used to settle the VIEs' obligations. There are no creditors (or beneficial interest holders) of the VIEs that have recourse to the general credit of the Company or any of its consolidated subsidiaries. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests, that require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever needs financial support, the Company or each of its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs.

Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of their statutory reserve and their share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 27 for disclosure of restricted net assets.